FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2012
Text Block [Abstract]
Summary of Assets and Liabilities Measured at Fair Value on Recurring Basis	The following table summarizes the balances of assets and liabilities measured at fair value on a recurring